Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2022	Mar. 31, 2022
Assets on consolidated balance sheets
Trading account assets		¥ 35,330,944	¥ 24,652,067
Loans		97,623,545	89,480,766
Total assets		250,751,368	231,550,704
Liabilities on MHFG's consolidated balance sheets and maximum exposure to loss related to unconsolidated VIEs
Payables under securities lending transactions		1,490,659	1,360,743
Trading account liabilities		24,229,013	14,859,383
Total		241,314,327	222,108,473
Maximum exposure to loss		809,000	809,000
Unconsolidated VIEs
Assets on consolidated balance sheets
Total assets		3,151,000	3,582,000
Mizuho Financial Group Inc | Unconsolidated VIEs
Assets on consolidated balance sheets
Trading account assets		152,000	143,000
Investments		373,000	430,000
Loans		115,000	92,000
Total assets		640,000	665,000
Liabilities on MHFG's consolidated balance sheets and maximum exposure to loss related to unconsolidated VIEs
Payables under securities lending transactions		59,000	54,000
Trading account liabilities		2,000	2,000
Total		61,000	56,000
Maximum exposure to loss	[1]	¥ 809,000	¥ 809,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.